Prepayments for Land Use Right (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Prepayments for Land Use Right

	2017	2016
	RMB million	RMB million
Carrying amount at 1 January	2,064	2,094
Recognized during the year	(347)	(30)

Carrying amount at 31 December	1,717	2,064